LEASES - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease expense
Rent - cost of services	$ 65,833	$ 51,456	$ 129,794	$ 96,560	$ 216,711	$ 160,003	$ 78,122
General and administrative expense	607	353	1,417	708	941	542	587
Variable lease costs	8,119	6,044	17,033	11,964	26,399	21,252	9,337
Total operating lease expense	74,559	57,853	148,244	109,232	244,051	181,797	88,046
Finance lease expense
Amortization of right-of-use assets	322	313	645	620	1,264	1,230	191
Interest on lease liabilities	736	198	1,476	330	1,113	546	87
Total financing lease expense	1,058	511	2,121	950	2,377	1,776	278
Total lease expense	75,617	58,364	150,365	110,182	246,428	183,573	88,324
Other variable costs	$ 497	$ 620	$ 1,035	$ 1,578	$ 2,745	$ 964	$ 242